Employee Retirement Plans - Summary and Reconciliation of Beginning and Ending Balances of Fair Value of Plans' Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in plan assets
Fair value of plan assets, beginning of year	$ 638.2
Fair value of plan assets, end of year	594.8	$ 638.2
Pension Benefits [Member]
Change in plan assets
Fair value of plan assets, beginning of year	638.2	659.4
Actual return (loss) on plan assets	(5.3)	40.1
Foreign currency translation adjustment	(1.9)	(1.1)
Employer contribution	2.0	2.0
Gross benefits paid	(37.7)	(38.2)
Settlements	(0.5)	(24.0)
Fair value of plan assets, end of year	594.8	638.2
OPEB Benefits [Member]
Change in plan assets
Employer contribution	7.8	7.8
Plan participants' contributions	1.4	1.4
Gross benefits paid	$ (9.2)	$ (9.2)